Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Non-Public Information

Option grants to employees, executive officers and non-employee directors are made by the Compensation Committee (the "Committee") under the 2023 Incentive Plan from time to time, as determined by the Committee.  The Committee does take material non-public information into account when determining the timing and terms of stock awards, in that if the Company determines that it is in possession of material non-public information on an anticipated grant date, the Committee expects to defer the grant until a date on which the Company is not in possession of material non-public information.  The Company does not time the release of material non-public information based on equity award grant dates or for the purpose of affecting the value of executive compensation.  For all stock option awards, the exercise price is the closing price of our Common Stock on the NYSE American on the last trading day preceding the grant date.

The following table presents information regarding stock options issued to our NEOs in fiscal year 2024 during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing material non-public information and ending one business day after the filings or furnishing of such report with the SEC:

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of he Award ($/Sh)	Grant Date Fair Value of the Award

Percentage Change

in the Closing

Market Price of

the Securities Underlying the

Award Between

the Trading Day Ending

Immediately Prior

to the Disclosure of Material Non-

Public Information

and the Trading

Day Beginning Immediately

Following the Disclosure of

Material Non-

Public Information

Margrit Thomassen	1/8/2024	2,500	$4.00	$9,538	0%	(1)
Marie-Claude Jacques	5/1/2024	25,000	$5.321	$130,625	1.8%	(2)

(1)	Based on closing prices of the Company's Common Stock of $3.90 on January 11, 2024 and $3.90 on January 11, 2024.
(2)	Based on closing prices of the Company's Common Stock of $5.50 on May 6, 2024 and $5.60 on May 7, 2024.

Award Timing Method	Option grants to employees, executive officers and non-employee directors are made by the Compensation Committee (the "Committee") under the 2023 Incentive Plan from time to time, as determined by the Committee. The Committee does take material non-public information into account when determining the timing and terms of stock awards, in that if the Company determines that it is in possession of material non-public information on an anticipated grant date, the Committee expects to defer the grant until a date on which the Company is not in possession of material non-public information. The Company does not time the release of material non-public information based on equity award grant dates or for the purpose of affecting the value of executive compensation. For all stock option awards, the exercise price is the closing price of our Common Stock on the NYSE American on the last trading day preceding the grant date.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of he Award ($/Sh)	Grant Date Fair Value of the Award

Percentage Change

in the Closing

Market Price of

the Securities Underlying the

Award Between

the Trading Day Ending

Immediately Prior

to the Disclosure of Material Non-

Public Information

and the Trading

Day Beginning Immediately

Following the Disclosure of

Material Non-

Public Information

Margrit Thomassen	1/8/2024	2,500	$4.00	$9,538	0%	(1)
Marie-Claude Jacques	5/1/2024	25,000	$5.321	$130,625	1.8%	(2)

Margrit Thomassen [Member] | Employee Stock Option [Member]
Awards Close in Time to MNPI Disclosures
Name	Margrit Thomassen
Underlying Securities	2,500
Exercise Price | $ / shares	$ 4
Fair Value as of Grant Date | $	$ 9,538
Underlying Security Market Price Change	0
Marie-Claude Jacques [Member] | Employee Stock Option [Member]
Awards Close in Time to MNPI Disclosures
Name	Marie-Claude Jacques
Underlying Securities	25,000
Exercise Price | $ / shares	$ 5.321
Fair Value as of Grant Date | $	$ 130,625
Underlying Security Market Price Change	0.018